Short-Term Borrowings and Long-Term Debt (Narrative) (Details) (JPY ¥)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Notes payable to banks	¥ 76,642,000,000	¥ 88,333,000,000
Short-term borrowings, interest rate	1.40%	1.50%
Committed lines of credit	20,000,000,000	20,000,000,000
Terms of committed lines of credit, years	1
Weighted average interest rates on long-term loans	1.80%	2.00%
Minimum total equity to be maintained	470,000,000,000
Minimum total Kubota Corporation equity to be maintained	¥ 302,500,000,000
Minimum [Member]
Stated annual interest rates on short-term borrowings	0.47%	0.50%
Maximum [Member]
Stated annual interest rates on short-term borrowings	6.10%	4.78%